Equity - Stock Split (Details)	May 26, 2020	Feb. 28, 2020 shares	Feb. 27, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Equity [Abstract]
Stock split, conversion ratio		8
Common stock, shares authorized (in shares)		700,000,000.0	23,000,000.0	700,000,000	184,000,000
Preferred stock, conversion basis, number of shares issued per share converted	8		1